Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2018
Basis of Preparation of the Financial Statements [Abstract]
Basis of Preparation of the Financial Statements

Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the financial statements in accordance with International Financial Reporting Standards (hereinafter: “IFRS”), as issued by the International Accounting Standard Board (“IASB”).

These financial statements have been approved by the board of directors on March 25, 2019.

B.	Functional and presentation currency

These financial statements are presented in US dollars (USD), which is the Group’s functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference
Fair value measurement of non-trading derivatives	Unobservable inputs used in the valuation model including standard deviation and discount rates	Profit or loss from a change in the fair value of derivative financial instruments	For information on a sensitivity analysis of level 3 financial instruments carried at fair value see Note 20B regarding financial instruments
Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company’s exposure to claims see Note 12B regarding contingent liabilities

Fair value measurement

The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Further information about the assumptions made in measuring fair value of share based payments and derivative instruments are included in Note 10 and Note 20, respectively.

D.	Exchange rates and linkage bases

Balances in foreign currency or linked thereto are included in the financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of financial statements:
December 31, 2018	3.748
December 31, 2017	3.467
December 31, 2016	3.845

Changes in exchange rates for the year ended:	%

December 31, 2018	8.1
December 31, 2017	(9.8)
December 31, 2016	(1.5)

E.	Initial application of new standards, amendments to standards and interpretations

As from January 1, 2018 the Group applies the new standards and amendments to standards described below.

The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

(1)	IFRS 9 (2014), Financial Instruments

As from January 1, 2018 the Group applies IFRS 9 (2014), Financial Instruments (in this item: “the standard” or “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement

(in this item “IAS 39”). Additionally, following the application of IFRS 9, the Group has adopted consequential amendments to IFRS 7, Financial Instruments: Disclosures, and to IAS 1, Presentation of Financial Statements.

The Group has chosen to apply the standard as from January 1, 2018 (in this item: “date of initial application”) without amendment of the comparative data, the application of this standard has no material impact on the Group’s financial statements.

For further information on how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see Note 3C.

(2)	IFRS 15, Revenue from Contracts with Customers

As from January 1, 2018 the Group applies, IFRS 15 Revenue from Contracts with customers (“IFRS 15” or “the standard”). IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with its customers. The standard introduces a new five-step model for recognizing revenue from contracts with customers:

(1)	Identifying the contract with the customer.

(2)	Identifying distinct performance obligations in the contract.

(3)	Determining the transaction price.

(4)	Allocating the transaction price to distinct performance obligations.

(5)	Recognizing revenue when the performance obligations are satisfied.

Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers.

For further information on how the Group recognize revenue under IFRS 15, see Note 3I.

The Group adopted IFRS 15 using the full retrospective method of adoption. The effect of adopting IFRS 15 is, as follows:

Impact on the statement of financial position as of December 31, 2017:

	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands

Deferred income	95	(95)	-
Accumulated loss	(38,567)	95	(38,472)

Impact on the statement of operations for the year ended December 31, 2017:

	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands

Revenues	-	(100)	(100)

General and administrative expenses	6,392	5	6,397

Operating Loss	12,061	(95)	11,966

Loss for the year	13,008	(95)	12,913

Impact on basic and diluted loss per share data :

Basic and diluted loss per share -USD	(*)1.39	(0.02)	1.37

(*)	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 9A.

The nature of these adjustments are described below:

The Group’s revenues are derived from license and commercialization agreements.

The impact from the adoption of IFRS 15 Revenue from Contracts with Customers relates to the timing of the recognition of income from an upfront payment received under a license and commercialization agreement. Under IFRS 15, management concluded that an agreement is a right to use license of IP, and the performance obligation to transfer the licenses to the counterparty to the agreement (the licensee) has been satisfied. Under IAS 18, upfront and milestone payments received under that agreement were deferred and amortized to other revenue over the term of the agreements. Therefore, upon adoption of IFRS 15, the deferred revenue of USD 100 thousand net of costs of USD 5 thousand, in relation to the upfront payments received, have been recognized in 2017 and the impact accordingly was recognized to retained earnings in the amount of USD 95 thousand.

(3)	IFRIC 22, Foreign Currency Transactions and Advance Consideration

The interpretation provides that the transaction date for the purpose of determining the exchange rate for recording a foreign currency transaction that includes advanced consideration is the date of initial recognition of the non-monetary asset/liability from the prepayment. If there are multiple payments or receipts in advance, a transaction date is established for each payment or receipt.

As from January 1, 2018 the Group applies IFRIC 22.

The Group has examined the effects of applying IFRIC 22, and in its opinion there is an immaterial effect on the financial statements.